Subsequent Events (Details) - USD ($)		12 Months Ended
	Jul. 07, 2025	Mar. 31, 2025	Jul. 03, 2025	May 20, 2025	Feb. 05, 2024	Aug. 31, 2023
Subsequent Events (Details) [Line Items]
Common shares increased					46,040
Par value per share (in Dollars per share)						$ 0.01
Percentage of definitive agreement		51.00%
Common Shares [Member] | Bottom of range [member]
Subsequent Events (Details) [Line Items]
Common shares increased		179,997,491
Common Shares [Member] | Top of range [member]
Subsequent Events (Details) [Line Items]
Common shares increased		4,944,997,491
Nonadjusting Events After Reporting Period [Member] | Bottom of range [member]
Subsequent Events (Details) [Line Items]
Common shares increased				230,000,000
Nonadjusting Events After Reporting Period [Member] | Top of range [member]
Subsequent Events (Details) [Line Items]
Common shares increased				5,000,000,000
Nonadjusting Events After Reporting Period [Member] | Common Shares [Member]
Subsequent Events (Details) [Line Items]
Common shares increased			4,765,000,000
Restricted common shares			3,800,000,000
Private placement common shares	965,000,000
Par value per share (in Dollars per share)	$ 0.016
Aggregate purchase price (in Dollars)	$ 15,440,000
Nonadjusting Events After Reporting Period [Member] | Common Shares [Member] | Torii Investment Holdings [Member]
Subsequent Events (Details) [Line Items]
Common shares increased	482,500,000
Nonadjusting Events After Reporting Period [Member] | Common Shares [Member] | Ezeesoft Technologies LLC [Member]
Subsequent Events (Details) [Line Items]
Common shares increased	482,500,000